Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 43,174	$ 71,311
Accounts receivable, net	244,465	225,366
Costs and estimated earnings in excess of billings on uncompleted contracts	109,540	47,121
Prepaid expenses and other current assets	18,533	12,864
Total current assets	415,712	356,662
Property, plant and equipment, net	151,784	176,178
Goodwill	37,373	40,257
Intangible Assets, Net (Excluding Goodwill)	40,626	50,874
Company-owned life insurance	3,935	3,854
Other assets	550	188
Deferred income taxes	15,847	11,215
Total assets	665,827	639,228
Current liabilities:
Accounts payable	126,484	158,075
Accrued Liabilities, Current	131,170	94,059
Billings in excess of costs and estimated earnings on uncompleted contracts	71,814	62,234
Current portion of capital lease obligations	24,640	17,615
Current portion of long-term debt	31,119	32,580
Total current liabilities	385,227	364,563
Capital lease obligations, net of current maturities	49,268	45,912
Long-term Debt	226,606	295,727
Debt - Series B Preferred Stock	76,766	0
Series B Preferred Stock - warrant obligations	4,223	0
Deferred compensation	8,077	6,157
Contingent consideration	0	23,082
Total liabilities	750,167	735,441
Commitments and contingencies:
Series A Preferred Stock, par value, $0.0001 per share; 1,000,000 shares authorized; 34,965 shares and 34,965 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	34,965	34,965
Stockholders' equity (deficit):
Common stock, par value, $0.0001 per share; 100,000,000 shares authorized; 20,460,533 and 22,155,271 shares issued and 20,446,811 and 22,155,271 outstanding at September 30, 2019 and December 31, 2018, respectively	2	2
Treasury Stock, 13,722 shares at cost	(76)	0
Additional paid in capital	18,018	4,751
Retained earnings (deficit)	(137,249)	(135,931)
Total stockholders' equity (deficit)	(119,305)	(131,178)
Total liabilities and stockholders' equity (deficit)	$ 665,827	$ 639,228